Organization and Principal Activities - Additional Information (Detail)	12 Months Ended						1 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011 Segment	Dec. 31, 2013 Technology Support Agreement	Dec. 31, 2013 Option And Cooperation Agreement	Dec. 31, 2013 Media Port Holding of Posterscope	Jun. 30, 2010 O'Master Communications (Hong Kong) Ltd. Minimum	Dec. 31, 2013 Shang Xing and Hongtu	Dec. 31, 2013 Guozhi	Dec. 31, 2013 Jiangsu
Organization and Principal Activities [Line Items]
Number of operating segments	3	3	3
Percent of ownership interest						60.00%		100.00%	90.00%	60.00%
Years of operation							3 years
Term of agreement				20 years	20 years
Term of agreement upon automatic renewal				20 years	20 years
Equity pledge agreement expiration period	2 years